ACQUISITION OF BUSINESSES - Additional Information (Details) - USD ($) $ in Millions									6 Months Ended
	Dec. 31, 2021	Dec. 24, 2021	Oct. 28, 2021	Sep. 03, 2021	Aug. 20, 2021	Aug. 19, 2021	Apr. 30, 2021	Feb. 26, 2021	Jun. 30, 2022	Aug. 25, 2021
Brazil electricity transmission operation
Disclosure of detailed information about business combination [line items]
Ownership interest	31.00%	15.00%						15.00%
Proportion of ownership interest in subsidiary, additional		31.00%						31.00%
Canadian diversified midstream operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary, additional			14.00%	4.00%
Proportion of ownership interest in subsidiary			59.00%	45.00%	41.00%	3.00%
Total consideration	$ 315.0		$ 900.0		$ 2,766.0
Cash funded consideration					800.0
BIPC exchangeable LP units			500.0	$ 11.0	245.0
BIPC exchangeable shares					1,061.0					$ 79.0
Asset level debt raised					500.0
Business combinations, pre-existing interest, equity					192.0
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					65.0
Cash and cash equivalents				$ 225.0	121.0
Cash			400.0		$ 1,268.0
Gain (Loss) on acquisition of business			$ 30.0
Canadian diversified midstream operation | Consortium
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			24.00%	7.00%	69.00%	10.00%
Total consideration	530.0		$ 1,600.0		$ 4,700.0
Cash funded consideration					1,900.0
Asset level debt raised					900.0
Business combinations, pre-existing interest, equity					$ 600.0
Percentage of voting interest in company			100.00%		76.00%
Cash			$ 1,100.0	$ 440.0
Brazilian regulated gas transmission operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary, additional							3.00%
Total consideration							$ 87.0
Percentage of voting interest in company							31.00%
Loss recognized as a result of partial acquisition							$ (32.0)
Brazilian regulated gas transmission operation | Consortium
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							10.00%
Total consideration							$ 283.0
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Business acquisition, proforma revenue									$ 5.0
Business acquisition, proforma income									1.0
Total consideration	84.0								28.0
Cash and cash equivalents	26.0
Cash	$ 79.0								$ 7.0